Quarterly Holdings Report
for
Fidelity® Small Cap Value Fund
April 30, 2026
SCV-NPRT3-0626
1.815774.121
Common Stocks - 99.7%
	Shares	Value ($)
BERMUDA - 1.9%
Financials - 1.9%
Banks - 1.9%
Bank of Nt Butterfield & Son Ltd/The (United States)	1,760,000	97,592,000
CANADA - 4.2%
Energy - 1.8%
Energy Equipment & Services - 1.8%
CES Energy Solutions Corp (a)	6,407,100	91,223,406
Materials - 2.4%
Metals & Mining - 2.4%
Almonty Industries Inc (United States) (b)	2,849,627	61,779,914
Ssr Mining Inc (United States) (b)	1,583,408	45,617,984
Triple Flag Precious Metals Corp (United States)	434,637	13,869,267
TOTAL MATERIALS		121,267,165
TOTAL CANADA		212,490,571
UNITED KINGDOM - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Marex Group PLC	697,800	37,227,630
UNITED STATES - 92.9%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp Class A (a)(b)	96,234	11,850,255
Consumer Discretionary - 9.7%
Automobile Components - 2.4%
Dauch Corporation (b)	7,526,490	42,976,258
Patrick Industries Inc	385,406	35,842,758
Phinia Inc	570,800	41,183,220
		120,002,236
Diversified Consumer Services - 2.0%
American Public Education Inc (b)	650,000	37,797,500
Laureate Education Inc (b)	2,205,161	66,364,320
		104,161,820
Hotels, Restaurants & Leisure - 0.4%
Brinker International Inc (b)	151,014	22,990,371
Household Durables - 1.9%
KB Home	1,293,370	68,535,676
Taylor Morrison Home Corp (b)	469,100	28,493,134
		97,028,810
Specialty Retail - 3.0%
Group 1 Automotive Inc	91,662	32,711,418
National Vision Holdings Inc (a)(b)	1,026,100	23,826,042
Signet Jewelers Ltd	575,484	51,235,341
Victoria's Secret & Co (b)	839,100	43,490,553
		151,263,354
TOTAL CONSUMER DISCRETIONARY		495,446,591
Consumer Staples - 3.3%
Consumer Staples Distribution & Retail - 2.6%
BJ's Wholesale Club Holdings Inc (b)	747,414	70,174,700
Chefs' Warehouse Inc/The (b)	781,035	60,608,316
		130,783,016
Food Products - 0.7%
Post Holdings Inc (a)(b)	346,040	36,247,690
TOTAL CONSUMER STAPLES		167,030,706
Energy - 5.3%
Energy Equipment & Services - 2.6%
Cactus Inc Class A	278,641	15,525,877
Flowco Holdings Inc Class A	165,345	4,105,516
National Energy Services Reunited Corp (b)	1,363,530	34,006,438
Noble Corp PLC (a)	1,496,800	76,381,704
		130,019,535
Oil, Gas & Consumable Fuels - 2.7%
Chord Energy Corp	375,880	54,728,128
Sunoco LP	1,221,900	85,105,335
		139,833,463
TOTAL ENERGY		269,852,998
Financials - 18.8%
Banks - 11.4%
Axos Financial Inc (b)	430,000	41,469,200
BOK Financial Corp	236,909	31,696,055
Eastern Bankshares Inc	2,676,600	54,147,618
First Bancorp/Southern Pines NC	595,270	34,370,890
FNB Corp/PA	2,481,500	44,294,775
Hancock Whitney Corp	958,197	64,687,879
Old National Bancorp/IN	4,982,686	119,434,984
SOUTHSTATE BANK CORP	334,346	32,655,574
TriCo Bancshares	654,316	32,892,465
UMB Financial Corp	625,477	78,916,434
Wintrust Financial Corp	317,729	47,840,456
		582,406,330
Capital Markets - 2.5%
AllianceBernstein Holding LP	590,057	23,543,274
Lazard Inc	719,795	34,910,058
Perella Weinberg Partners Class A (a)	1,943,919	44,204,718
PJT Partners Inc Class A (a)	156,800	23,949,632
		126,607,682
Consumer Finance - 1.1%
FirstCash Holdings Inc	261,319	57,025,032
Insurance - 3.8%
Axis Capital Holdings Ltd	700,100	70,297,041
Baldwin Insurance Group Inc/The Class A (a)(b)	1,200,822	27,282,675
Primerica Inc	332,591	93,547,871
		191,127,587
TOTAL FINANCIALS		957,166,631
Health Care - 9.4%
Biotechnology - 2.2%
CG oncology Inc (b)	66,905	4,465,240
Cogent Biosciences Inc (b)	157,100	5,622,609
Cytokinetics Inc (b)	203,453	13,014,888
Dianthus Therapeutics Inc (b)	126,900	11,141,820
Kiniksa Pharmaceuticals International Plc Class A (b)	100,000	5,378,000
Nuvalent Inc Class A (b)	45,000	4,512,600
Olema Pharmaceuticals Inc (b)	490,900	7,073,869
Praxis Precision Medicines Inc (b)	53,400	17,025,522
Spyre Therapeutics Inc (b)	246,764	18,371,580
Vaxcyte Inc (b)	361,700	20,703,708
Viridian Therapeutics Inc (b)	185,000	2,493,800
		109,803,636
Health Care Equipment & Supplies - 2.1%
Enovis Corp (a)(b)	1,434,057	33,614,296
LivaNova PLC (b)	872,529	52,438,993
QuidelOrtho Corp (b)	1,692,727	20,820,542
		106,873,831
Health Care Providers & Services - 3.2%
BrightSpring Health Services Inc (b)	1,727,037	82,845,965
LifeStance Health Group Inc (b)	7,207,537	54,561,055
Pediatrix Medical Group Inc (a)(b)	1,080,187	24,315,009
		161,722,029
Pharmaceuticals - 1.9%
Amylyx Pharmaceuticals Inc (b)	360,000	5,760,000
Enliven Therapeutics Inc (b)	165,777	6,834,986
Ligand Pharmaceuticals Inc (b)	390,665	89,638,084
		102,233,070
TOTAL HEALTH CARE		480,632,566
Industrials - 17.8%
Commercial Services & Supplies - 1.2%
Healthcare Services Group Inc (a)(b)	1,650,262	35,332,109
MillerKnoll Inc (a)	1,576,260	25,346,261
		60,678,370
Construction & Engineering - 1.3%
WillScot Holdings Corp (a)	2,991,010	67,716,466
Electrical Equipment - 1.3%
Nextpower Inc Class A (b)	262,700	31,295,451
Thermon Group Holdings Inc (b)	562,053	33,998,586
		65,294,037
Ground Transportation - 1.3%
Marten Transport Ltd	1,333,026	20,102,032
Saia Inc (b)	103,400	46,407,988
		66,510,020
Machinery - 6.8%
Atmus Filtration Technologies Inc (a)	1,152,388	73,061,399
Blue Bird Corp (a)(b)	625,666	40,111,447
Enpro Inc	294,886	85,974,014
JBT Marel Corp	103,918	12,272,716
Kennametal Inc	887,400	34,351,254
Terex Corp	1,526,706	94,961,114
		340,731,944
Professional Services - 1.4%
KBR Inc	714,900	26,801,601
Parsons Corp (b)	909,834	45,864,732
		72,666,333
Trading Companies & Distributors - 4.5%
DXP Enterprises Inc/TX (b)	536,496	91,606,692
GATX Corp	324,000	63,478,080
Herc Holdings Inc	601,337	76,321,692
		231,406,464
TOTAL INDUSTRIALS		905,003,634
Information Technology - 12.6%
Electronic Equipment, Instruments & Components - 5.0%
Bel Fuse Inc Class B (a)	356,149	98,240,140
OSI Systems Inc (a)(b)	170,000	48,776,400
Sanmina Corp (b)	424,138	92,385,739
Vontier Corp	421,300	15,116,244
		254,518,523
Semiconductors & Semiconductor Equipment - 6.3%
Axcelis Technologies Inc (b)	572,840	79,687,772
MaxLinear Inc (b)	2,589,449	183,203,517
Penguin Solutions Inc (a)(b)	1,987,700	60,445,957
		323,337,246
Software - 1.3%
A10 Networks Inc	950,000	25,346,000
Adeia Inc	558,108	17,775,740
Riot Platforms Inc (b)	1,350,000	23,274,000
		66,395,740
TOTAL INFORMATION TECHNOLOGY		644,251,509
Materials - 4.9%
Chemicals - 0.7%
Avient Corp	1,014,968	37,635,013
Construction Materials - 1.6%
Eagle Materials Inc	220,300	46,287,234
Knife River Corp (a)(b)	373,000	34,521,150
		80,808,384
Containers & Packaging - 1.3%
Silgan Holdings Inc	1,679,915	68,120,553
Metals & Mining - 1.3%
Coeur Mining Inc (b)	3,584,200	64,408,074
TOTAL MATERIALS		250,972,024
Real Estate - 7.3%
Health Care REITs - 2.7%
American Healthcare REIT Inc (a)	1,197,200	60,793,816
CareTrust REIT Inc	1,864,981	73,573,501
		134,367,317
Industrial REITs - 0.7%
Terreno Realty Corp	583,800	38,063,760
Real Estate Management & Development - 2.6%
Compass Inc Class A (b)	10,452,037	79,121,920
Cushman & Wakefield Ltd	3,708,992	52,074,248
		131,196,168
Retail REITs - 1.3%
Acadia Realty Trust	2,424,400	52,415,528
SITE Centers Corp	2,507,970	13,768,755
		66,184,283
TOTAL REAL ESTATE		369,811,528
Utilities - 3.6%
Electric Utilities - 1.0%
IDACORP Inc	354,703	52,403,821
Gas Utilities - 1.5%
Southwest Gas Holdings Inc	788,473	74,155,886
Water Utilities - 1.1%
California Water Service Group	1,292,535	54,596,678
TOTAL UTILITIES		181,156,385
TOTAL UNITED STATES		4,733,174,827
TOTAL COMMON STOCKS (Cost $4,027,795,530)		5,080,485,028

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	16,622,651	16,625,975
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	100,964,212	100,974,309
TOTAL MONEY MARKET FUNDS (Cost $117,600,284)			117,600,284

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $4,145,395,814)	5,198,085,312
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(101,923,651)
NET ASSETS - 100.0%	5,096,161,661

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $138,309,808.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,260,961	1,577,682,842	1,614,310,797	1,372,355	(7,031)	-	16,625,975	16,622,651	0.0%
Fidelity Securities Lending Cash Central Fund	207,737,983	1,188,046,626	1,294,810,965	304,803	665	-	100,974,309	100,964,212	0.3%
Total	260,998,944	2,765,729,468	2,909,121,762	1,677,158	(6,366)	-	117,600,284

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Blue Bird Corp	88,586,155	28,783,618	106,402,846	-	10,476,683	18,667,837	-	-
MaxLinear Inc	-	76,979,676	82,970,024	-	47,747,456	141,446,409	-	-
Penguin Solutions Inc	50,675,500	25,017,976	27,570,779	-	(2,516,768)	14,840,028	-	-
Total	139,261,655	130,781,270	216,943,649	-	55,707,371	174,954,274	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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